Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of Information Necessary to Calculate EPS

The following table presents information necessary to calculate the EPS for the years ended December 31, 2019, 2018 and 2017:

	2019		2018		2017
	Basic	Diluted	Basic	Diluted	Basic	Diluted
	(in million pesos)
Consolidated net income attributable to equity holders of PLDT	22,521	22,521	18,916	18,916	13,371	13,371
Dividends on preferred shares (Note 20)	(59)	(59)	(59)	(59)	(59)	(59)
Consolidated net income attributable to common equity holders of PLDT	22,462	22,462	18,857	18,857	13,312	13,312

	(in thousands, except per share amounts which are in pesos)
Weighted average number of common shares	216,056	216,056	216,056	216,056	216,056	216,056
EPS attributable to common equity holders of PLDT (Note 5)	103.97	103.97	87.28	87.28	61.61	61.61